Employee Benefit Plans (Fair Value of Pension Plan Assets, Excluding Pending Transactions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013		Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	$ 1,681.4		$ 1,865.3
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	30.2	[1]	28.6	[1]
Short-term investment collective trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	18.2	[2]	36.1	[2]
Domestic common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	270.4	[3]	256.6	[3]
International common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	38.5	[3]	50.6	[3]
Common collective trust funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	611.2	[2]	899.9	[2]
Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	101.1	[4]	96.0	[4]
Mortgage and other asset backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	62.3	[5]	62.6	[5]
Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	183.8	[6]	136.4	[6]
U.S. government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	335.8	[7]	270.6	[7]
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	29.9	[8]	27.9	[8]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	346.4		330.8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	29.0	[1]	24.1	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Short-term investment collective trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Domestic common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	269.9	[3]	256.1	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	38.5	[3]	50.6	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Common collective trust funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[4]	0	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage and other asset backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[5]	0	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	5.9	[6]	0	[6]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[7]	0	[7]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	3.1	[8]	0	[8]
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	1,327.1		1,530.5
Significant Observable Inputs (Level 2) [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	1.2	[1]	4.5	[1]
Significant Observable Inputs (Level 2) [Member] | Short-term investment collective trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	18.2	[2]	36.1	[2]
Significant Observable Inputs (Level 2) [Member] | Domestic common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0.5	[3]	0.5	[3]
Significant Observable Inputs (Level 2) [Member] | International common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[3]	0	[3]
Significant Observable Inputs (Level 2) [Member] | Common collective trust funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	611.2	[2]	899.9	[2]
Significant Observable Inputs (Level 2) [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	101.1	[4]	92.6	[4]
Significant Observable Inputs (Level 2) [Member] | Mortgage and other asset backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	62.3	[5]	62.1	[5]
Significant Observable Inputs (Level 2) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	177.9	[6]	136.4	[6]
Significant Observable Inputs (Level 2) [Member] | U.S. government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	335.7	[7]	270.5	[7]
Significant Observable Inputs (Level 2) [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	19.0	[8]	27.9	[8]
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	7.9		4.0
Significant Unobservable Inputs (Level 3) [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[1]	0	[1]
Significant Unobservable Inputs (Level 3) [Member] | Short-term investment collective trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Domestic common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[3]	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | International common stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[3]	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Common collective trust funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[4]	3.4	[4]
Significant Unobservable Inputs (Level 3) [Member] | Mortgage and other asset backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[5]	0.5	[5]
Significant Unobservable Inputs (Level 3) [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0	[6]	0	[6]
Significant Unobservable Inputs (Level 3) [Member] | U.S. government securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	0.1	[7]	0.1	[7]
Significant Unobservable Inputs (Level 3) [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, excluding pending transactions	$ 7.8	[8]	$ 0	[8]

[1]	The carrying value of these items approximates fair value.
[2]	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers.
[3]	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.
[4]	The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.
[5]	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.
[6]	These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.
[7]	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.
[8]	Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.